RELATED PARTY TRANSACTIONS - Founder Shares (Details)			11 Months Ended
	Jun. 16, 2021 shares	Feb. 12, 2021 USD ($) shares	Dec. 31, 2021 USD ($) D $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Number of shares issued | shares	35,000	5,750,000
Shares subject to forfeiture | shares	105,000	750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days